Cover	Jan. 22, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 22, 2021
Entity Registrant Name	ONE Gas, Inc.
Entity Incorporation, State or Country Code	OK
Entity File Number	001-36108
Entity Tax Identification Number	46-3561936
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	947-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001587732
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Address, Address Line One	15 East Fifth Street
Entity Address, City or Town	Tulsa